CONVERTIBLE NOTES - BayBridge Convertible Note - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2020
Class Of Stock [Line Items]
Stated interest rate	12.00%
Conversion price (in dollars per share)	$ 10,000
BayBridge Notes
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding		$ 940,600
Accrued interest		$ 65,888
BayBridge Notes | Minimum [Member]
Class Of Stock [Line Items]
Conversion price (in dollars per share)	$ 2.50
Debt conversion, average lowest closing price	65.00%
BayBridge Notes | Maximum
Class Of Stock [Line Items]
Conversion price (in dollars per share)	$ 750
Debt conversion, average lowest closing price	70.00%